Employee benefits (Details Textual) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jul. 01, 2005
Labour And Social Welfare	$ 1,655	$ 1,523
Wages and salaries	91,822	89,911
Percentage Of Wages Contribution To Employee			6.00%
Post-employment benefit expense, defined contribution plans	123
Deposits from banks	$ 3,565
Percentage of Company Contributes Towards Wages and Salaries	2.00%
Defined Contribution Plans [Member]
Other Foreign Subsidiaries Pension Expenses	$ 253	178
Wages and salaries	$ 3,527	$ 3,367
Bottom of range [member]
Weighted average duration of defined benefit obligation	20
Top of range [member]
Weighted average duration of defined benefit obligation	21